Summary of Significant Accounting Policies	6 Months Ended
Jun. 30, 2022
Disclosure Of Significant Accounting Policies Text Block Abstract
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The significant accounting policies described below have been applied consistently in relation to all the periods presented, unless otherwise stated.

a.	Basis of preparation of the interim condensed consolidated financial statements:

The Company’s interim condensed consolidated financial information as of June 30, 2022, and for the six-month period ended on that date (hereinafter - “Interim Financial Information”) has been prepared in accordance with the guidance of IAS 34 ‘Interim Financial Reporting’.

The Interim Financial Information has been prepared on the basis of the accounting policies adopted with respect to the Company’s audited consolidated financial statements for the year ended December 31, 2021 (“Annual Financial Statements”), which were prepared in accordance with International Financial Reporting Standards which are standards and interpretations thereto issued by the International Accounting Standard Board (hereinafter “IFRS”).

The Interim Financial Information is unaudited, does not constitute statutory accounts and does not contain all the information and footnotes required by accounting principles generally accepted under IFRS for annual financial statements.

The accounting policies adopted in the preparation of the interim consolidated financial statements are consistent with those followed in the preparation of the Annual Financial Statements with the exception of the following policy. These interim consolidated financial statements should be read in conjunction with the Annual Financial Statements.

During the six months ended June 30, 2022 and following the substantial modification of shareholder and related party loans as detailed in Note 3(5), the Company has made a policy election to account for the difference between the carrying amount of loans prior to modification and the modified loans recognized at fair value directly in equity within the capital reserve for transactions with related parties.

b.	Estimates:

The preparation of the Interim Financial Information requires the Company’s management to exercise judgment and also requires use of accounting estimates and assumptions that affect the application of the Company’s accounting policies and the reported amounts of assets, liabilities, revenues and expenses. Actual results could differ from those estimates.

In the preparation of these Interim Financial Information, the significant judgments exercised by management in the application of the Company’s accounting policies and the uncertainty involved in the key sources of those estimates were identical to the ones used in the Annual Financial Statements.

c.	Adoption of new and revised Standards

New and revised IFRS Standards issued but not yet effective

At the date of authorization of these financial statements, the Company has not applied the following new and revised IFRS Standard that has been issued but is not yet effective:

Amendments to IAS 8 - Definition of Accounting Estimates

In February 2021, the International Accounting Standards Board (“IASB”) issued amendments to International Accounting Standards (“IAS”) 8, in which it introduces a new definition of accounting estimates. The amendments clarify the distinction between changes in accounting estimates and changes in accounting policies and the correction of errors. Also, they clarify how entities use measurement techniques and inputs to develop accounting estimates. Effective for annual periods. beginning on or after January 1, 2023. The Company is currently evaluating the potential effect of the adoption on the financial position and results of operations.

Amendments to IAS 1 – Disclosure of Accounting Policies

On February 12, 2021, the IASB issued ‘Disclosure of Accounting Policies (Amendments to IAS 1 and IFRS Practice Statement 2)’ with amendments that are intended to help preparers in deciding which accounting policies to disclose in their financial statements. The amendments are effective for annual periods beginning on or after January 1, 2023. The adoption will not have any impact on the financial position or results of operations.

Amendments to IAS 1 - Classification of Liabilities as Current or Non-current

The amendments to IAS 1 affect only the presentation of liabilities as current or non-current in the statement of financial position and not the amount or timing of recognition of any asset, liability, income or expenses, or the information disclosed about those items. The amendments clarify that the classification of liabilities as current or non-current is based on rights that are in existence at the end of the reporting period, specify that classification is unaffected by expectations about whether an entity will exercise its right to defer settlement of a liability, explain that rights are in existence if covenants are complied with at the end of the reporting period, and introduce a definition of ‘settlement’ to make clear that settlement refers to the transfer to the counterparty of cash, equity instruments, other assets or services.

The amendments are applied retrospectively for annual periods beginning on or after 1 January 2023, with early application permitted.